DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS AND ORGANIZATION
DESCRIPTION OF BUSINESS AND ORGANIZATION

1. Description of Business and Organization

(a)Description of business

Phoenix Tree Holdings Limited (“Phoenix Tree” or “the Company”), through its wholly‑owned subsidiaries, consolidated variable interest entities (“VIEs”) and VIEs’ wholly‑owned subsidiaries (collectively referred to as “the Group”), leases apartments from landlords, designs, renovates and furnishes such apartments and rents them out to residents and corporate clients. The Group provides repair and maintenance for private rooms, common area maintenance and utilities to the residents. All of the Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

(b)Organization

The Group used to operate its business in the PRC through Zi Wutong (Beijing) Asset Management Co., Ltd. (“Zi Wutong”) and Yishui (Shanghai) Information Technology Co., Ltd. (“Shanghai Yishui”) and their subsidiaries, which are limited liability companies established under the laws of the PRC in January 2015 and November 2016, respectively. Shanghai Yishui holds the license of telecommunications and information services, or ICP license, from the government in order to carry out online rental platform operations in China. The equity interests of Zi Wutong and Shanghai Yishui (the “VIEs”) are legally held by individuals who act as nominee equity holders of VIEs on behalf of Xiaofangjian (Shanghai) Internet Information Technology Co., Ltd. (“Xiaofangjian” or “WOFE”), the Company’s wholly-owned subsidiary. The recognized and unrecognized revenue-producing assets that were held by VIEs primarily consisted of leasehold improvement, furniture and appliance, leasehold improvements under construction, operating leases for the apartments and ICP license. A series of contractual agreements, including Exclusive Business Cooperation Agreement, Equity Pledge Agreement, Exclusive Call Option Agreement, Spousal Consent Letters and Power of Attorney Agreements (collectively, the “VIE Agreements”), were entered among Zi Wutong, Xiaofangjian and nominee equity holders of Zi Wutong and among Shanghai Yishui, Xiaofangjian and nominee equity holders of Shanghai Yishui. Through the VIE Agreements, the nominee equity holders of the VIEs have granted all their legal rights including voting rights and disposition rights of their equity interests in the VIEs to WOFE. The nominee equity holders of the VIEs do not participate significantly in income and loss and do not have the power to direct the activities of the VIEs that most significantly impact their economic performance. Accordingly, the VIEs are considered variable interest entities. Starting from February 2019, the Group began to transfer most of the operations from VIEs to the WOFE, through transferring the ownership of VIE’s subsidiaries to the WOFE at nil consideration. For the year ended December 31, 2019, nine of the VIE’s subsidiaries became the Company’s wholly-owned subsidiaries. As of December 31, 2019, there were 2 VIEs within the Group.

In accordance with Accounting Standards Codification (“ASC”) 810‑10‑25‑38A, the Company, through the WOFE, has a controlling financial interest in the VIEs because the WOFE has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. Thus, the Company, through the WOFE, is the primary beneficiary of the VIEs.

Under the terms of the VIE Agreements, the WOFE has (i) the right to receive economic benefits that could potentially be significant to the VIE in the form of service fees under the Exclusive Business Cooperation Agreement; (ii) the right to receive all dividends declared by the VIE and the right to all undistributed earnings of the VIE; (iii) the right to receive the residual benefits of the VIE through its exclusive option to acquire 100% of the equity interests in the VIE, to the extent permitted under PRC law. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ nominee equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the deficit (net liabilities) and net loss of the VIEs are attributed to the Company.

The principal terms of the VIE Agreements are further described below.

1)Exclusive Business Cooperation Agreement

WOFE and the VIEs entered into an Exclusive Business Cooperation Agreement, whereby WOFE is appointed as the exclusive service provider for the provision of business support, technology and consulting services to the VIEs. Unless a written consent is given by WOFE, the VIEs are not allowed to engage a third party to provide such services, while WOFE is able to designate another party to render such services to the VIEs. WOFE shall bill the VIEs on a quarterly basis for the service fee at an amount determined by the workload and commercial value. WOFE have the rights to adjust the basis of calculation of the service fee amount according to service provided to the VIEs. WOFE owns the exclusive intellectual property rights, whether created by WOFE or the VIEs, as a result of the performance of the Exclusive Business Cooperation Agreement. The Exclusive Business Cooperation Agreement will be in effect until terminated upon written consent by WOFE and VIEs.

2)Equity Pledge Agreement

Pursuant to the equity pledge agreement, each nominee equity holder of the VIEs has pledged all of his equity interest in the VIEs to guarantee the nominee equity holders’ and the VIEs’ performance of their obligations under the contractual arrangements, which include the Power of Attorney Agreements, Exclusive Business Cooperation Agreements and Exclusive Call Option Agreements. If the VIEs or the nominee equity holders breach their contractual obligations under these agreements, WOFE, as pledgee, will be entitled to certain rights regarding the pledged interests, including receiving proceeds from the auction or sale of all or part of the pledged interests of the VIEs in accordance with the law. Each nominee equity holder of the VIEs agrees that, during the term of the equity pledge agreement, he will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of WOFE. The equity pledge agreements remain effective until the VIEs and their nominee equity holders discharge all their obligations under the contractual arrangements or all secured indebtedness has been fully paid. The pledge was registered with the relevant local administration for industry and commerce in January 2019 and will remain binding until the VIEs and their nominee equity holders discharge all their obligations under the contractual arrangements. The registration of the equity pledge enables the WOFE to enforce the equity pledge against third parties who acquire the equity interests of the VIEs in good faith.

3)Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement, each shareholder of the VIEs has irrevocably granted WOFE an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of the equity interests in the VIEs. The purchase price shall be RMB1 or the minimum price permitted under PRC law. The equity holders should remit to the Company any amount that is paid by the Company or its designated person(s) in connection with the purchased equity interest. Without prior written consent of WOFE, the VIEs and the equity holders shall not amend its Memorandum and Articles of Association, increase or decrease the registered capital, sell, pledge or otherwise dispose of its assets, business or beneficial interest, create or allow any encumbrance on its assets, business or other beneficial interests, commit to any liabilities, provide any loans to any person, enter into any material contract with a value of more than RMB500,000 (except those contracts entered into in the ordinary course of business), conduct mergers or acquisitions or make any investments, liquidate the VIEs or distribute dividends to the equity holders. Each equity holder of the VIEs has agreed that, without prior written consent of WOFE, he will not sell, pledge or otherwise dispose his or her equity interests in the VIEs or create or allow any encumbrance on their equity interests. The VIEs and the equity holders shall appoint those individuals recommended by WOFE as directors of the VIEs. The agreement will remain effective until all equity interests in the VIEs held by the equity holders are transferred or assigned to WOFE or its designee.

4)Spousal Consent Letters

Pursuant to the Spousal Consent Letters executed by each spouse of each nominee equity holder of the VIEs, each signing spouse confirmed that she does not enjoy any right or interest in connection with the equity interests of the VIEs. The spouse also irrevocably agreed that she would not claim in the future any right or interest in connection with the equity interests in the VIEs held by her spouse.

5)Power of Attorney Agreements

Pursuant to the power of attorney agreements, each nominee equity holder of VIEs has irrevocably authorized the WOFE, or any individuals designated by the WOFE to act as such nominee equity holder’s exclusive attorney‑in‑fact to exercise all shareholder rights, including without limitation to: (1) the right to attend on shareholder’s meetings of the VIEs, (2) the right to exercise all the nominee equity holder’s rights and shareholder’s voting rights such shareholder is entitled to under the laws of China and the Articles of Association of the VIEs, including but not limited to the sale or transfer or pledge or disposition of their shareholding in part or in whole, and (3) designate and appoint on behalf of such nominee equity holder the legal representative, the directors, supervisors, the chief executive officer and other senior management members of the VIEs. Each power of attorney agreement is irrevocable and continuously effective from the execution date.

The Company relies on the VIE Agreements to operate and control VIEs. All of the VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in China. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In the event that the Company is unable to enforce these contractual arrangements, or if the Company suffers significant time delays or other obstacles in the process of enforcing these contractual arrangements, it would be difficult to exert effective control over VIEs, and the Company’s ability to conduct its business and the results of operations and financial condition may be materially and adversely affected.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the Company’s corporate structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business and operating licenses of the Company;
•	levying fines on the Company;
•	confiscating any of the income that they deem to be obtained through illegal operations;
•	shutting down the Company’s services or imposing onerous conditions on the Company’s operation through any transactions between the Company’s PRC subsidiaries and VIEs;
•	discontinuing or restricting the Company’s operations in China;
•	imposing conditions or requirements with which the Company may not be able to comply;
•	requiring the Company to change its corporate structure and contractual arrangements;
•	restricting or prohibiting the use of the proceeds from overseas offering to finance the Company’s VIEs’ business and operations; and
•	taking other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these penalties or requirement to restructure the Company’s corporate structure causes it to lose the rights to direct the activities of the VIEs or the Company’s right to receive its economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs in its consolidated financial statements. In the opinion of management, the likelihood of deconsolidation of the VIEs is remote based on current facts and circumstances.

The equity interests of VIEs are legally held by Gao Jing and Cui Yan as nominee equity holders on behalf of the Company. Gao Jing and Cui Yan each holds 14.2% and 2% of the total ordinary shares and preferred shares issued and outstanding of the Company as of December 31, 2019, respectively, assuming the conversion of the Series A, Series B, Series C and Series D convertible redeemable preferred shares to ordinary shares and the vesting of all outstanding restricted shares held by Gao Jing and Cui Yan as of such date. The Company cannot assure that when conflicts of interest arise, either of the nominee equity holders will act in the best interests of the Company or such conflicts will be resolved in the Company’s favor. Currently, the Company does not have any arrangements to address potential conflicts of interest between the nominee equity holders and the Company, except that the Company could exercise the purchase option under the Exclusive Call Option agreement with the nominee equity holders to request them to transfer all of their equity ownership in VIEs to a PRC entity or individual designated by the Company. The Company relies on the nominee equity holders, who are both the Company’s directors and owe a fiduciary duty to the Company, to comply with the terms and conditions of the contractual arrangements. Such fiduciary duty requires directors to act in good faith and in the best interests of the Company and not to use their positions for personal gains. If the Company cannot resolve any conflict of interest or dispute between the Company and the nominee equity holders of VIEs, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

The Company’s involvement with the VIEs under the VIE Agreements affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

The following consolidated assets and liabilities of the Group’s VIEs as of December 31, 2018 and 2019, and consolidated revenues, net loss and cash flows for the years ended December 31, 2017,2018 and 2019, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company, and its wholly-owned subsidiaries have been eliminated upon consolidation.

	As of December 31,
	2018	2019
	RMB	RMB
Cash	25,287	111,881
Restricted cash	139,581	91,012
Accounts receivable, net	1,456	208
Amounts due from related parties*	473,641	410,011
Advance to landlords	301,190	106,136
Prepayments and other current assets	258,269	485,765
Total current assets	1,199,424	1,205,013
Restricted cash	16,010	—
Property and equipment, net	1,989,630	815,507
Intangible asset, net	2,053	1,846
Deposits to landlords	414,754	224,701
Other non‑current assets	251,936	169,965
Total non‑current assets	2,674,383	1,212,019
Total assets	3,873,807	2,417,032
Short‑term borrowings and current portion of long‑term borrowings	2,890,842	1,798,880
Accounts payable	358,466	73,289
Rental payable	180,994	118,500
Advance from residents	279,534	331,996
Amount due to related parties*	1,127,431	2,290,024
Deposits from residents	287,304	221,646
Accrued expenses and other current liabilities	203,994	179,025
Total current liabilities	5,328,565	5,013,360
Long‑term borrowings, excluding current portion	182,646	188,000
Other non-current liabilities	51,539	3,356
Total non‑current liabilities	234,185	191,356
Total liabilities	5,562,750	5,204,716

*Amounts due from related parties include amounts due from the Company and its wholly‑owned subsidiaries, which are eliminated upon consolidation. Amounts due to related parties include amounts due to the Company and its wholly‑owned subsidiaries in the amount of RMB1,117,088 and RMB2,278,681 as of December 31, 2018 and 2019, respectively, which are eliminated upon consolidation.

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues	656,782	2,675,031	2,722,405
Net loss	(263,474)	(1,342,652)	(1,791,913)
Net cash (used)/provided in operating activities	(110,867)	(906,269)	596,345
Net cash used in investing activities	(489,282)	(1,183,378)	(476,871)
Net cash provided/(used) by financing activities	722,881	2,146,261	(11,388)
Net increase in cash and restricted cash	122,732	56,614	108,086
Cash and restricted cash at the beginning of the year	1,532	124,264	94,807
Cash and restricted cash at the end of the year	124,264	180,878	202,893

In accordance with VIE Agreements, WOFE has the power to direct the activities of the VIEs. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the restricted cash of RMB91,012 pledged to secure bank borrowings (Note 9) and registered capital of RMB11,000 as of December 31, 2019, The creditors of VIEs do not have recourse to the general credit of WOFE.

During the periods presented, the Company and its wholly‑owned subsidiaries provided financial support to VIEs that they were not previously contractually required to provide in the form of advances. To the extent VIEs require financial support, the WOFE may, at its option and to the extent permitted under the PRC law, provide such support to VIEs through advances or loans to VIEs’ nominee equity holders or entrustment loans to VIEs.